UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08386

American Heritage Growth Fund, Inc.

(Exact name of registrant as specified in charter)

845 Third Avenue

 New York, NY             10022

(Address of principal executive offices) (Zip code)

Jonathan B. Reisman

 6975 NW 62 Terrace

 Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: January 31

Date of reporting period: July 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

American Heritage Growth Fund, Inc.
Semi-Annual Report July 31, 2006

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares or The American Heritage Growth Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.

The American Heritage Growth Fund, Inc.

Heiko H. Theme

Chairman

845 Third Avenue

New York City, NY  10022

Phone:   212-397-3900

September 2006

To our valued Shareholders:

Due to its concentration on technology and biotech companies, the American Heritage Growth Fund continued to show a negative performance.

As we believe that these sectors will recover in the future, our strategy and primary focus remains largely unchanged.

The expense ratio of the fund is extremely high due to the small size of the portfolio. Unless we receive additional funds, this unfavorable ratio is unlikely to change.

As the manager and one of the major shareholders, I appreciate your loyalty, and thank you for your patience.

Yours truly,

/s/

Heiko Thieme

AMERICAN HERITAGE GROWTH FUND, INC.

GRAPHICAL ILLUSTRATION

July 31, 2006 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Statement of Assets and Liabilities

July 31, 2006 (Unaudited)

ASSETS

Investments in securities, at market value

(Cost $77,930) (Note 1)

$

77,930

Dividends and interest receivable

140

TOTAL ASSETS

78,070

LIABILITIES

Payables:

Accrued expenses and other liabilities

5,621

TOTAL LIABILITIES

5,621

NET ASSETS

Net Assets (equivalent to $0.03 per

share based on 2,087,437 shares

of capital stock outstanding) (Note 4)

$

72,449

Composition of net assets:

Paid in capital

3,228,179

Accumulated net investment loss

(309,499)

Accumulated net realized loss on

Investments

(2,819,722)

Net unrealized depreciation on

Investments

(26,509)

NET ASSETS, July 31, 2006

$

72,449

The accompanying notes are an integral part of these financial statements.

Schedule of Investment in Securities

July 31, 2006 (Unaudited)

Number of

Shares

Value

COMMON STOCKS & WARRANTS – 68.11%

BASIC MATERIALS – 4.00%

Canarc Resource Corp.*                           5,000         2,900

BUSINESS SERVICES – 7.66%

BlastGard International, Inc. *

         5,000         2,400

Interep National Radio. *

         5,000         3,150

                                                                                     5,550

HEALTHCARE – 31.78%

Biophan……………………………

10,000

9,800

Unigene Laboratories, Inc.*

         1,500         3,615

Millenia Hope, Inc.*

       20,000         1,100

Nexmed, Inc.*

   2,500         1,950

ViaCell, Inc.*

      500

     2,010

Vioquest Pharmaceuticals, Inc.*

   2,500

     2,000

Hythiam, Inc.*

      500

     2,550

                                                                                   23,025

INDUSTRIALS – 8.00%

Ford Motor Co……………………

      500

     3,335

Worldwater Corp.*

 10,000         2,460

                                                                                     5,795

TECHNOLOGY – 16.67%

Ecuity, Inc *.

5,000

30

Intel Corp…………………………

200

3,600

Microsoft Corp……………………

200

4,812

Powerhouse Technologies Group, Inc.*

   4,750

     998

Simulations Plus, Inc.*

      500

     2,635

                                                                                   12,075

TOTAL COMMON STOCKS

             49,345

CASH & EQUIVALENTS

FIRST AMERICAN TREASURY

FUND CL A 4.21% **

      39.46%      28,585

TOTAL INVESTMENTS

(Cost $77,930)

   107.57%

77,930

LIABILITIES IN EXCESS OF

      (7.57%)     (5,481)

OTHER ASSETS

TOTAL NET ASSETS

100.00% $

72,449

*

Non-income producing security.

**   Variable Rate Security at July 31, 2006

+

Illiquid security.

The accompanying notes are an integral part of these financial statements

Statement of Operations

July 31, 2006 (Unaudited)

INVESTMENT INCOME:

Dividends

$

25

Interest

859

TOTAL INVESTMENT INCOME

884

EXPENSES:

Investment advisory fees (Note 2)

539

Fund Accounting / Transfer agent fees

6,447

Audit fees

3,224

Legal fees

3,472

Custodian fees

                 2,243

Registration

1,117

Printing

1,740

Insurance

89

Other expenses

990

TOTAL EXPENSES

19,861

Less: waiver of investment

Expense Waiver

(539)

NET EXPENSES

19,322

Net investment loss

(18,438)

NET REALIZED AND UNREALIZED

GAIN (LOSS) ON INVESTMENTS:

Net realized gain from investment

transactions

(9,017)

Net change in unrealized

depreciation on investments

6,399

Net realized and unrealized loss

on investments

(2,618)

Net decrease in net assets

Resulting from operations

$

(20,532)

The accompanying notes are an integral part of these financial statements

Statement of Changes in Net Assets

July 31, 2006

(Unaudited)

                                                                  Six Months

Year

ending

 ending

July 31

January 31

2006

2006

NET INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS:

Net investment loss

$

(18,438) $

(37,522)

Net realized gains (losses) from

investment transactions

  (9,017)

(29,105)

Net change in unrealized appreciation

(depreciation) on investments

6,399

15,594

Net increase (decrease) in net assets

resulting from operations

(21,056)

(50,673)

Distributions to shareholders:

Net investment income

0

0

Net realized gains on investments

0

0

Capital share transactions

Proceeds from shares sold

0

8

Payment for shares redeemed

(3,527)

(25,042)

Net decrease from capital

share transactions

(3,527)

(25,034)

Net (decrease)

in net Assets

(24,583)

(75,707)

NET ASSETS:

Beginning of year

97,032

   172,739

End of year

$

72,449 $

97,032

Undistributed net investment

   losses of:

          $ (309,499)

$ (291,061)

CAPITAL SHARE ACTIVITY

Shares sold

0

174

Shares redeemed

(78,647)

(420,816)

Net decrease in shares outstanding

(78,647)

(420,642)

Shares outstanding at the

beginning of the period

2,166,084

   2,586,726

Shares outstanding at the

End of period

2,087,437

2,166,084

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2006 (UNAUDITED)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

American Heritage Growth Fund, Inc. (the ""Fund'') was incorporated on February 14, 1994 and commenced operations on May 25, 1994. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company having an investment objective of seeking growth of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles. Significant accounting policies of the Fund are as follows:

Security valuations

The Fund values investment securities, where reliable market quotations are available, at market value based on the last recorded sales price as reported on the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Portfolio securities for which reliable market quotations are not readily available are valued as the Board of Directors in good faith determines.

Federal income taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distribution to Shareholders

The Fund intends to distribute to shareholders substantially all of its net investment income, if any, and any net realized capital gains, if any, during each fiscal year. Any undistributed amounts for any fiscal year will be paid out of the subsequent year's distributions.

Option writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from the sale of securities.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

Repurchase Agreements

The Fund may enter into a repurchase agreement as a money market alternative with respect to its otherwise uninvested cash.  There is no limitation of the amount of repurchase agreements which may be entered into by the Fund.  In connection with a repurchase agreement, the Fund will acquire a security and simultaneously agree to resell at a higher price.  A repurchase agreement, therefore, involves a loan by the Fund, which loan is collateralized by the value of the underlying security.  Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent.  All repurchase agreements entered into by the Fund will be fully collateralized by securities issued by the United States Government.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Other

The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used in determining gains and losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC receives an annual fee of 1.25% of the Fund’s average net asset value, computed daily, and payable monthly.  However, for the six months ended July 31, 2006, AHMC agreed to waive its investment advisory fees which amounted to $539.

Heiko H. Thieme, the Fund’s Chairman of the Board of Directors and Chief Executive Officer, is also the Chairman of the Board of Directors, Chief Executive Officer, and Secretary of AHMC, of which he owns all of the outstanding shares.

During the six months ended July 31, 2006 and during the fiscal year ended January 31, 2006, Thieme Securities, Inc., which is wholly owned by Heiko H. Thieme, received brokerage commissions from the Fund of $156 and $2,290, respectively.

NOTE 3. INVESTMENTS

During the six months ended July 31, 2006, purchases and sales of investment securities, other than short-term investments, aggregated $42,000 and $44,668, respectively.

At July 30, 2006 the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross Unrealized Appreciation	$ 663
Gross Unrealized Depreciation	(27,172)
Net Unrealized Depreciation	$(26,509)

NOTE 4. CAPITAL SHARE TRANSACTIONS

As of July 31, 2006, there were 250,000,000 shares of $0.001 par value capital stock authorized and the total par value and paid in capital aggregated $3,228,179.

NOTE 5. INCOME TAX INFORMATION

The fund made no distributions to shareholders during the six months ended July 31, 2006.

As of July 31, 2006, the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Loss	$ (309,499)
Undistibuted Long-Term Capital Losses	(2,819,722)
Total Undistributed Losses	(3,129,221)
Unrealized Appreciation/Depreciation (net)	(26,509)
Total Accumulated Earnings (losses) (net)	$(3,155,730)

On July 31, 2006, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $383,000, which expires between 2006 and 2011.

FINANCIAL HIGHLIGHTS AND RELATED

RATIO/SUPPLEMENTAL DATA

For a fund share outstanding throughout each period

(Unaudited)

                                                                                  Six Months                Year              Year                 Year           Year

        ending            ending           ending              ending           ending

                                       July 31            January 31        January 31  January 31   January 31

2006

2006

2005

2004

2003

Net asset value, beginning of period

$

0.04

0.07

0.08

$

0.06

$

0.10

Income (loss) from investment operations:

Net investment income (loss)

(0.01)

(0.02)

(0.01)

(0.01)

(0.01)

Net gains (losses) on securities (both

realized and unrealized)

0.00

(0.01)

0.00

0.03

(0.03)

Total from investment operations

(0.01)

(0.03)

(0.01)

0.02

(0.04)

Less distributions:

Dividends (from net investment

income)

0.00

0.00

0.00

0.00

0.00

Distributions (from capital gains)

0.00

0.00

0.00

0.00

0.00

Net asset value, end of period

$

0.03

$

0.04

$

0.07

$

0.08

$

0.06

Total return

(25.00)%

(42.86)%

(12.50)%

(33.33)%

(40.00)%

Ratios/Supplemental data:

Net assets, end of period

$

72,449

$

97,032

$

172,739

$

211,649

$

170,497

Ratio of expenses to average net assets

44.84%

31.19%

9.50%

11.47%

18.77%

Ratio of net loss to average net assets

(42.79)%

(30.22)%

(9.03)%

(10.87)%

(18.66)%

Portfolio turnover rate

148.16%

448.94%

256.71%

1840.32%

597.61%

The accompanying notes are an integral part of these financial statements.

Expense Illustration

July 31, 2006 (Unaudited)

Expense Example

As a shareholder of the American Heritage Growth Fund., you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, February 1, 2006 through July 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	February 1, 2006	July 31, 2006	February 1,2006 to July 31, 2006
Actual	$1,000.00	$750.00	$194.56
Hypothetical (5% Annual Return before expenses)	$1,000.00	$802.44	$200.39
* Expenses are equal to the Fund's annualized expense ratio of 44.84%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Additional Information

July 31, 2006 (Unaudited)

The Fund's Board of Directors is responsible for the management of the Fund.  The following table sets forth certain information with respect to each member of the Fund's Board of Directors and each officer of the Fund.  The Fund does not have an advisory board.

Name and Address	Age	Positions Held With the Fund	Approximate Length of Time Served	Principal Occupation(s) During the Past Five Years	OTHER DIRECTORSHIPS
Heiko H. Thieme* 845 Third Avenue New York, NY	62	Chairman of the Board of Directors, Chief Executive Officer and Secretary	11 years

Chairman of the Board of Directors, Chief Executive Officer and Secretary of the Fund and The American Heritage Fund, Inc. Chief Executive Officer of American Heritage Management Corporation and Thieme Associates, Inc. (investment advisor). Chief Executive Officer of Thieme Securities, Inc. (broker-dealer) and Thieme Consulting, Inc. Chief Executive Officer of The Global Opportunity Fund Limited (foreign investment company) and their respective investment advisors.

					The American Heritage Fund, Inc. (AHF)

Dr. Eugene Sarver 241 W. 97th St. New York, NY	61	Director	11 years	Sole proprietor of Sarver International (financial and economic consulting) and Associate of Intercap Investments, Inc.	AHF

*Mr. Thieme is an “interested person” as defined in the Investment Company Act of 1940 because he is an executive officer of the Fund and owns all the outstanding equity securities of AHMC and Thieme Securities, Inc.

Mr. Thieme is the portfolio manager of the Fund and AHF.  None of the Fund’s other directors oversees any portfolios in the fund complex.

Each of the Fund’s officers and directors serves until his respective successor is elected and qualifies or until his earlier removal or resignation.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6.  Schedule of Investments.  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A  or this Item.

Item 11.  Controls and Procedures.

(a)

Based upon an evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within 90 days of the filing of this Report, the registrant’s Chief Executive Officer and Chief Financial Officer believes that the disclosure controls and procedures were effective.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Heritage Growth Fund, Inc.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date October 4, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date October 4, 2006

* Print the name and title of each signing officer under his or her signature.